NTI - Pro Forma (Details) - Northern Tier Energy LP [Member] - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 242,000
Business Acquisition, Pro Forma Financing Costs			$ 23,900
Business Acquisition, Pro Forma Revenue			14,044,131
Business Acquisition, Pro Forma Operating Income (Loss)			746,699
Business Acquisition, Pro Forma Net Income (Loss)			$ 413,375
Business Acquisition, Pro Forma Earnings Per Share, Basic			$ 3,560
Business Acquisition, Pro Forma Earnings Per Share, Diluted			$ 2.96
Business Acquisition, Pro Forma Depreciation		$ 36,700
Business Acquisition, Pro Forma Income Tax Expense			$ 22,100
Term Loan [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 550,000